Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—3.8%
217,271	[1,2]	AMC Entertainment Holdings, Inc.	$7,684,875
274,892	[1]	AMC Networks, Inc.	10,937,953
259,753	[1]	Cars.com, Inc.	3,381,984
57,154		Cogent Communications Holdings, Inc.	4,377,425
129,639	[1]	iHeartMedia, Inc.	2,512,404
562,524	[1]	Yelp, Inc.	21,730,302
		TOTAL	50,624,943
		Consumer Discretionary—13.0%
215,857	[1]	Abercrombie & Fitch Co., Class A	8,534,986
155,700	[1]	Academy Sports and Outdoors, Inc.	6,660,846
363,957	[1]	American Axle & Manufacturing Holdings, Inc.	3,304,730
10,736	[1]	American Public Education, Inc.	268,293
128,077	[1]	Bed Bath & Beyond, Inc.	1,798,201
222,964	[1]	Bloomin Brands, Inc.	4,820,482
60,233	[1]	Boot Barn Holdings, Inc.	6,293,746
159,950	[2]	Camping World Holdings, Inc.	5,958,137
8,317	[1]	Cheesecake Factory, Inc.	338,003
43,157	[1]	Citi Trends, Inc.	3,338,625
101,900	[1]	Container Store Group, Inc.	1,127,014
74,249	[1]	CROCs, Inc.	11,987,501
15,438		Dillards, Inc., Class A	3,568,339
219,362	[1]	Everi Holdings, Inc.	5,264,688
115,053	[1]	Funko, Inc.	1,885,719
54,527	[1,2]	Groupon, Inc.	1,157,063
61,389	[1]	Houghton Mifflin Harcourt Co.	871,110
7,613	[1,2]	iRobot Corp.	635,076
34,462		Jack in the Box, Inc.	3,410,015
77,890		Kontoor Brands, Inc.	4,128,170
25,313	[1]	Lakes Gaming, Inc.	1,315,517
7,822	[1]	Lands’ End, Inc.	205,562
407,466		Macy’s, Inc.	10,785,625
157,502	[1]	Modine Manufacturing Co.	1,732,522
68,668		Movado Group, Inc.	2,286,644
37,984	[1]	Party City Holdco, Inc.	276,144
42,310	[1]	Perdoceo Education Corp.	449,332
11,131	[1]	Red Robin Gourmet Burgers	221,173
276,955	[1]	Red Rock Resorts, Inc.	15,069,121
87,181	[1]	Revolve Group, Inc.	6,542,062
105,600	[1]	Sally Beauty Holdings, Inc.	1,611,456
12,505	[1]	Scientific Games Corp.	1,001,025
6,240	[1]	SeaWorld Entertainment, Inc.	396,240
58,044		Shutterstock, Inc.	7,032,031
52,613		Sonic Automotive, Inc.	2,600,661
284,872	[1]	Sonos, Inc.	9,292,525
10,790		The Aaron’s Company, Inc.	252,378
29,241	[1]	Tilly’s, Inc.	405,865
147,682	[1]	Vista Outdoor, Inc.	6,179,015

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
80,511		Wingstop, Inc.	$13,885,732
140,639	[1]	YETI Holdings, Inc.	13,829,033
		TOTAL	170,720,407
		Consumer Staples—3.1%
257,316	[1,2]	Bellring Brands, Inc.	6,901,215
124,364	[1]	BJ’s Wholesale Club Holdings, Inc.	7,267,832
92,845	[1]	Central Garden & Pet Co., Class A	4,289,439
20,819		Coca-Cola Bottling Co.	8,356,747
19,682	[1]	e.l.f. Beauty, Inc.	635,925
25,241		Energizer Holdings, Inc.	920,539
29,692		Ingles Markets, Inc., Class A	2,054,389
59,725		Primo Water Corp.	949,628
75,823		SpartanNash Co.	1,754,544
73,498	[1]	Sprouts Farmers Market, Inc.	1,627,246
10,801	[1]	The Simply Good Foods Co.	428,260
83,877	[1]	United Natural Foods, Inc.	3,639,423
135,173		Vector Group Ltd.	1,792,394
		TOTAL	40,617,581
		Energy—3.8%
281,635	[1]	Antero Resources Corp.	5,596,087
41,803	[1]	Aspen Aerogels, Inc.	2,276,591
18,868		Bonanza Creek Energy, Inc.	1,059,250
33,563		Brigham Minerals, Inc.	777,990
37,501		Cactus, Inc.	1,631,294
62,262	[1,2]	Callon Petroleum Corp.	3,220,813
41,286	[1]	Comstock Resources, Inc.	407,493
144,013	[1]	CONSOL Energy, Inc.	3,961,798
125,197	[1]	Gulf Island Fabrication, Inc.	493,276
37,037	[1]	Laredo Petroleum	2,792,590
624,160		Magnolia Oil & Gas Corp.	13,032,461
62,344		Matador Resources Co.	2,609,096
32,030	[1]	Nabors Industries Ltd.	3,283,075
284,634	[1]	Newpark Resources, Inc.	967,756
31,584	[1]	Oceaneering International, Inc.	429,542
86,825		Ovintiv, Inc.	3,257,674
17,195		PDC Energy, Inc.	899,470
22,506		SM Energy Co.	772,406
35,407	[1]	Whiting Petroleum Corp.	2,306,058
		TOTAL	49,774,720
		Financials—16.4%
11,680		1st Source Corp.	563,910
56,442	[1]	Amerant Bancorp, Inc.	1,498,535
244,730		Ares Commercial Real Estate Corp.	3,822,683
250,185		Artisan Partners Asset Management, Inc.	12,394,165
371,596		Chimera Investment Corp.	5,800,614
51,587		Cowen Group, Inc.	1,946,377
325,828	[1]	Customers Bancorp, Inc.	17,363,374
113,535		Donegal Group, Inc., Class A	1,617,874
181,108	[1]	Donnelley Financial Solutions, Inc.	6,940,059
1,026,549		Eastern Bankshares, Inc.	21,321,423
1,584	[1]	Enstar Group Ltd.	365,555
13,650		Equity Bancshares, Inc.	456,729

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
70,182		Financial Institutions, Inc.	$2,240,209
198,609		First Bancorp, Inc.	9,616,648
164,256		First Foundation, Inc.	4,370,852
160,975		Granite Point Mortgage Trust, Inc.	2,157,065
242,690	[1]	Green Dot Corp.	10,280,348
52,538		Heartland Financial USA, Inc.	2,633,205
177,237		HomeStreet, Inc.	8,358,497
130,607		Horace Mann Educators Corp.	5,117,182
22,672		Houlihan Lokey, Inc.	2,541,078
43,353		Independent Bank Corp.- Michigan	976,743
146,653		KKR Real Estate Finance Trust, Inc.	3,183,837
169,020	[1]	LendingClub Corp.	7,768,159
6,621		Midland States Bancorp, Inc.	169,895
309,870		Moelis & Co.	22,539,944
263,875		Navient Corp.	5,198,337
3,322	[1]	Nicolet Bankshares, Inc.	238,819
48,266		Peapack-Gladstone Financial Corp.	1,619,324
29,370		PJT Partners, Inc.	2,402,172
20,118		Preferred Bank Los Angeles, CA	1,379,491
311,789		ProAssurance Corp.	7,143,086
165,410		QCR Holdings, Inc.	9,120,707
52,580		Sculptor Capital Management, Inc.	1,393,370
19,778		Selective Insurance Group, Inc.	1,550,002
141,023		StepStone Group, Inc.	6,625,261
47,206		TriCo Bancshares	2,069,039
87,183	[1]	Triumph Bancorp, Inc.	10,226,566
127,630		Veritex Holdings, Inc.	5,226,448
169,446		Waterstone Financial, Inc.	3,502,449
150,981		Western New England Bancorp, Inc.	1,469,045
193,499		WisdomTree Investments, Inc.	1,236,459
		TOTAL	216,445,535
		Health Care—17.7%
355,250	[1]	Acadia Pharmaceuticals, Inc.	6,376,737
98,401	[1,2]	Acorda Therapeutics, Inc.	400,492
66,205	[3]	Adeptus Health, Inc.	0
968,698	[1]	Akebia Therapeutics, Inc.	2,780,163
30,928	[1]	Alector, Inc.	672,375
138,820	[1]	Alkermes, Inc.	4,204,858
216,468	[1]	Allscripts Healthcare Solutions, Inc.	2,982,929
6,001	[1]	AMN Healthcare Services, Inc.	592,299
108,646	[1]	Amphastar Pharmaceuticals, Inc.	2,029,507
132,785	[1]	ANI Pharmaceuticals, Inc.	4,963,503
188,422	[1]	Antigenics, Inc.	723,540
161,576	[1]	Assembly Biosciences, Inc.	508,964
49,178	[1]	Avid Bioservices, Inc.	1,508,781
74,753	[1]	Avrobio, Inc.	420,112
46,512	[1]	AxoGen, Inc.	706,517
437,144	[1]	BioCryst Pharmaceuticals, Inc.	6,526,560
112,644	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	16,031,494
141,558	[1,2]	Black Diamond Therapeutics, Inc.	1,084,334
64,232	[1]	Bluebird Bio, Inc.	1,503,671
148,071	[1]	Brookdale Senior Living, Inc.	962,461

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
22,557	[1]	C4 Therapeutics, Inc.	$1,001,982
270,529	[1]	Catalyst Pharmaceutical Partners, Inc.	1,596,121
5,894	[1]	Champions Oncology, Inc.	57,584
20,477	[1]	Co-Diagnostics, Inc.	168,116
86,294	[1]	Collegium Pharmaceutical, Inc.	1,693,951
439,807	[1]	Community Health Systems, Inc.	5,761,472
21,763	[1]	Corcept Therapeutics, Inc.	391,734
32,462	[1,2]	Cortexyme, Inc.	428,498
138,645	[1]	Cross Country Healthcare, Inc.	2,874,111
136,098	[1]	Cutera, Inc.	5,852,214
49,296	[1]	Cymabay Therapeutics, Inc.	192,254
90,577	[1]	Cytokinetics, Inc.	3,162,043
450,895	[1]	Cytomx Therapeutics, Inc.	2,673,807
55,026	[1]	Eagle Pharmaceuticals, Inc.	2,881,712
10,331	[1]	Emergent BioSolutions, Inc.	492,479
213,892	[1]	Evolent Health, Inc.	6,260,619
82,616	[1]	Evolus, Inc.	646,057
398,659	[1,2]	FibroGen, Inc.	4,433,088
216,933	[1]	Frequency Therapeutics, Inc.	1,362,339
129,377	[1]	GlycoMimetics, Inc.	247,110
34,812	[1]	Harpoon Therapeutics, Inc.	217,923
63,064	[1]	Hookipa Pharma, Inc.	307,122
83,373	[1]	IDEAYA Biosciences, Inc.	1,787,517
60,306	[1]	Intellia Therapeutics, Inc.	8,019,492
166,922	[1]	Ironwood Pharmaceuticals, Inc.	2,131,594
38,664	[1]	Kezar Life Sciences, Inc.	309,312
29,770		LeMaitre Vascular, Inc.	1,548,338
120,206	[1]	Magenta Therapeutics, Inc.	769,318
7,025	[1]	Morphic Holding, Inc.	403,938
22,117	[1]	Myriad Genetics, Inc.	680,540
137,674	[1,2]	NextCure, Inc.	1,131,680
73,570	[1]	NuVasive, Inc.	3,925,695
37,706	[1,2]	Ontrak, Inc.	324,272
86,538	[1]	OptimizeRX Corp.	8,368,225
12,802	[1]	Option Care Health, Inc.	349,879
136,463	[1]	Ortho Clinical Diagnostics Holdings PLC	2,697,874
22,713	[1]	Orthofix Medical, Inc.	817,214
97,712		Owens & Minor, Inc.	3,505,907
34,068	[1]	Pacira BioSciences, Inc.	1,781,075
17,137		Patterson Cos., Inc.	535,703
129,139	[1]	Prestige Consumer Healthcare, Inc.	7,747,049
171,254	[1]	Progyny, Inc.	10,520,133
52,098	[1]	Prothena Corp. PLC	2,883,624
127,593	[1]	Puma Biotechnology, Inc.	650,724
188,975		Select Medical Holdings Corp.	6,277,749
174,218	[1]	Selecta Biosciences, Inc.	625,443
80,914	[1,2]	Senseonics Holdings, Inc.	283,199
89,758	[1]	Shockwave Medical, Inc.	19,181,285
29,107	[1]	Stoke Therapeutics, Inc.	664,513
119,475	[1]	Supernus Pharmaceuticals, Inc.	3,566,329
41,483	[1]	Surgery Partners, Inc.	1,706,611
112,332	[1]	The Joint Corp.	9,826,803

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
299,805	[1]	Vanda Pharmaceuticals, Inc.	$5,132,662
320,742	[1]	Varex Imaging Corp.	8,611,923
306,612	[1]	Vocera Communications, Inc.	17,348,107
286,650	[1,2]	Voyager Therapeutics, Inc.	1,037,673
16,750	[1]	Xencor, Inc.	662,630
		TOTAL	233,495,663
		Industrials—13.6%
72,815		Advanced Drainage System, Inc.	8,213,532
10,969	[1]	Allegiant Travel Co.	1,922,537
29,587		ArcBest Corp.	2,658,392
244,629	[1]	Astronics Corp.	3,155,714
148,445	[1]	Atkore, Inc.	14,032,506
86,089	[1]	Atlas Air Worldwide Holdings, Inc.	6,983,540
40,507	[1]	Avis Budget Group, Inc.	7,020,268
185,662	[1]	Beacon Roofing Supply, Inc.	9,815,950
198,893		Boise Cascade Co.	11,261,322
231,025	[1]	CECO Environmental Corp.	1,589,452
383,423		Costamare, Inc.	5,141,702
23,203		EnPro Industries, Inc.	2,080,381
115,722	[1]	Franklin Covey Co.	4,889,254
385,243	[1]	GMS, Inc.	19,081,086
41,261		Heidrick & Struggles International, Inc.	1,934,316
60,881		Herc Holdings, Inc.	11,082,777
277,057		Hillenbrand, Inc.	12,595,011
83,808		Hurco Co., Inc.	2,719,570
12,792	[1]	Mesa Air Group, Inc.	96,452
278,137	[1]	Mistras Group, Inc.	2,731,305
283,337	[1]	MRC Global, Inc.	2,351,697
93,000	[1]	MYR Group, Inc.	9,499,950
222,171	[1]	Now, Inc.	1,604,075
53,692		Pitney Bowes, Inc.	372,622
20,356		Powell Industries, Inc.	526,406
218,725	[1]	Resideo Technologies, Inc.	5,393,758
1,529	[1]	Saia, Inc.	478,027
11,745		Tennant Co.	933,258
43,252		Terex Corp.	1,937,690
215,713	[1]	Titan Machinery, Inc.	6,130,563
85,010	[1]	TriNet Group, Inc.	8,607,262
13,682	[1]	TrueBlue, Inc.	381,044
60,791	[1]	Veritiv Corp.	6,521,051
2,211		Watts Industries, Inc., Class A	420,134
6,860	[1]	WESCO International, Inc.	888,782
92,109		Zurn Water Solutions Corp.	3,341,714
		TOTAL	178,393,100
		Information Technology—14.6%
69,646	[1]	Altair Engineering, Inc.	5,417,762
48,318	[1]	Ambarella, Inc.	8,978,934
107,037	[1]	Asana, Inc.	14,535,625
82,470	[1]	Axcelis Technologies, Inc.	4,530,077
25,505	[1]	Blackbaud, Inc.	1,811,110
16,933	[1]	Box, Inc.	437,379
154,079	[1]	Brightcove, Inc.	1,528,464

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
87,907	[1]	Cambium Networks Corp.	$2,480,736
263,790	[1]	Commvault Systems, Inc.	16,223,085
466,259	[1]	Conduent, Inc.	3,147,248
93,539	[1]	Domo, Inc.	8,264,171
24,548		Evertec, Inc.	1,109,815
120,484	[1]	Evo Payments, Inc.	2,612,093
50,929	[1]	Exlservice Holding, Inc.	6,245,423
252,655	[1]	Extreme Networks, Inc.	2,483,599
247,457	[1]	Grid Dynamics Holdings, Inc.	7,114,389
139,669	[1]	MA-COM Technology Solutions Holdings, Inc.	9,751,690
137,869	[1]	Mimecast Ltd.	10,400,837
7,971	[1]	OSI Systems, Inc.	742,180
120,488	[1]	Rapid7, Inc.	15,512,830
31,465	[1]	Rimini Street, Inc.	327,551
155,228	[1]	Secureworks Corp.	2,859,300
20,571	[1]	Sitime Corp.	5,449,052
112,425	[1]	Sprout Social, Inc.	14,354,424
71,862	[1]	SPS Commerce, Inc.	10,975,483
188,108	[1]	Synchronoss Technologies, Inc.	496,605
329,424	[1]	TTM Technologies, Inc.	4,361,574
44,754	[1]	Turtle Beach Corp.	1,287,125
26,757	[1]	Verint Systems, Inc.	1,246,876
117,829	[1]	Workiva, Inc.	17,621,327
456,561	[1]	Zuora, Inc.	9,980,423
		TOTAL	192,287,187
		Materials—2.8%
187,364		Alcoa Corp.	8,609,376
68,194		Commercial Metals Corp.	2,194,483
382,128	[1]	Constellium SE	7,034,976
76,227	[1]	Koppers Holdings, Inc.	2,674,805
100,654		Myers Industries, Inc.	2,071,459
198,533	[1]	O-I Glass, Inc.	2,590,856
235,025	[1]	Ranpak Holdings Corp.	8,098,962
60,695		Ryerson Holding Corp.	1,599,920
201,237		SunCoke Energy, Inc.	1,452,931
		TOTAL	36,327,768
		Real Estate—8.1%
21,381	[1]	Cushman & Wakefield PLC	393,197
144,890	[1,2]	DigitalBridge Group, Inc.	970,763
46,508		Gladstone Land Corp.	1,029,687
549,718		Independence Realty Trust	12,989,836
103,713	[1]	Marcus & Millichap Co., Inc.	4,884,882
575,825		National Storage Affiliates Trust	35,966,030
207,950		Newmark Group, Inc.	3,094,296
54,024		NexPoint Residential Trust, Inc.	3,825,980
347,222		Plymouth Industrial REIT, Inc.	8,874,994
101,648		PotlatchDeltic Corp.	5,313,141
231,150		Preferred Apartment Communities, Inc.	2,914,802
37,619	[1]	Realogy Hldgs. Corp.	651,561
236,537		RMR Group, Inc./The	8,229,122
10,042		STAG Industrial, Inc.	437,128

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
1,208,351	Uniti Group, Inc.	$17,291,503
	TOTAL	106,866,922
	Utilities—1.2%
8,756	Chesapeake Utilities Corp.	1,147,649
156,613	Clearway Energy, Inc.	5,166,663
59,441	Consolidated Water Co.	660,389
169,363	Portland General Electric Co.	8,351,290
	TOTAL	15,325,991
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,010,388,150)	1,290,879,817
	INVESTMENT COMPANIES—3.3%
12,401,795	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	12,401,795
30,891,673	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	30,900,941
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,300,054)	43,302,736
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $1,053,688,204)	1,334,182,553
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(18,731,120)
	TOTAL NET ASSETS—100%	$1,315,451,433
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2021, were as follows:
	Value as of 7/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income*
Financials:
StepStone Group, Inc.	$3,732,503	$2,668,115	$—	$224,643	$—	$6,625,261	141,023	$8,226
Health Care:
Acorda Therapeutics, Inc.**	$361,500	$51,152	$(33,245)	$708,872	$(687,787)	$400,492	98,401	$—
Alector, Inc.	$659,520	$82,351	$—	$(69,496)	$—	$672,375	30,928	$—
Amphastar Pharmaceuticals, Inc.	$2,019,727	$234,981	$—	$(225,201)	$—	$2,029,507	108,646	$—
Avrobio, Inc.	$—	$420,449	$—	$(337)	$—	$420,112	74,753	$—
Frequency Therapeutics, Inc.	$431,744	$1,205,004	$—	$(274,409)	$—	$1,362,339	216,933	$—
IDEAYA Biosciences, Inc.	$1,279,904	$784,451	$—	$(276,838)	$—	$1,787,517	83,373	$—
Information Technology:
Domo, Inc.	$7,330,860	$868,816	$—	$64,495	$—	$8,264,171	93,539	$—
Grid Dynamics Holdings, Inc.**	$4,629,442	$810,413	$—	$1,674,534	$—	$7,114,389	247,457	$—
Affiliated Issuers no longer in the portfolio at period end	$4,207,765	$—	$(5,451,212)	$105,512	$1,137,935	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$24,652,965	$7,125,732	$(5,484,457)	$1,931,775	$450,148	$28,676,163	1,095,053	$8,226

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At October 31, 2021, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2021	$4,285,672	$19,586,412	$23,872,084
Purchases at Cost	$62,873,059	$106,050,498	$168,923,557
Proceeds from Sales	$(54,756,936)	$(94,734,953)	$(149,491,889)
Change in Unrealized Appreciation/Depreciation	N/A	$(189)	$(189)
Net Realized Gain/(Loss)	N/A	$(827)	$(827)
Value as of 10/31/2021	$12,401,795	$30,900,941	$43,302,736
Shares Held as of 10/31/2021	12,401,795	30,891,673	43,293,468
Dividend Income	$741	$1,254	$1,995

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$15,547,605	$16,421,795

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,225,372,938	$—	$0	$1,225,372,938
International	65,506,879	—	—	65,506,879
Investment Companies	43,302,736	—	—	43,302,736
TOTAL SECURITIES	$1,334,182,553	$—	$0	$1,334,182,553

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust